Accounts Receivable, Net- Schedule of Movement of Provision for Credit Losses (Details)	12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Schedule of Movement of Provision for Credit Losses [Abstract]
Beginning balance	$ 600,834	$ 76,617	$ 99,775
Provision	666,851	85,036	501,059	$ 99,775
Ending balance	$ 1,267,685	$ 161,653	$ 600,834	$ 99,775